COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases for Space Segment Services) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leases Segment [Line Items]
2016	$ 8,462
2017	8,098
2018	2,128
Gross space segments services	$ 18,688